Target Asset Allocation Ranges by Asset Category (Detail)	12 Months Ended
Dec. 31, 2012
Fixed income
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Nonrecoverable	100.00%
Minimum | US Equities
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Minimum	24.00%
Minimum | International Equities
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Minimum	20.00%
Minimum | Fixed income
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Minimum	45.00%
Maximum | US Equities
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Maximum	31.00%
Maximum | International Equities
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Maximum	25.00%
Maximum | Fixed income
Target asset allocation ranges of pension plan investments by asset category
Target Allocation Ranges, Maximum	57.00%